Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax	£ (6)	£ (5)	£ (6)
Credited/(charged) to other comprehensive income	(18)	12	(106)
(Charged)/credited to other comprehensive income	£ (24)	£ 7	£ (112)